Impairment Loss	6 Months Ended
Jun. 30, 2014
Impairment Loss
Impairment Loss

14                       Impairment Loss

No impairment loss was recorded in 2014.

Israel Corporation Ltd., the parent company of ZIM Integrated Shipping Services Ltd. (“ZIM”), has announced that ZIM has reached an agreement in principle with its creditors, including the Company, for a restructuring of its obligations. This agreement includes a significant reduction in the charter rates payable by ZIM for the remaining life of its time charters, expiring in 2020 or 2021, for six of the Company’s vessels and the Company’s receipt of unsecured, interest bearing ZIM notes maturing in nine years and ZIM shares in exchange for such reductions and cancellation of ZIM’s other obligations to the Company. Based on these anticipated terms, the Company has written down the value of its long-term receivables from ZIM as of December 31, 2013 and recognized a $19.0 million impairment charge with respect thereto, resulting in an outstanding long-term receivable of $25.8 million as of December 31, 2013. In July 2014, ZIM and its creditors entered into definitive documentation effecting ZIM’s restructuring (refer to Note 16, Subsequent Events).